Taxation	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Taxation	Taxation
29.1. Income taxes
Income tax expense recognized in the consolidated statement of profit or loss
The major components of income tax expense recognized in the consolidated statement of profit or loss for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in €‘000)	2022	2021	2020
Current income tax expense
Current income tax expense for the year	(1,058)	(200)	(33)
Adjustments in respect of current income tax of previous years	(64)	—	—
Total current tax expense	(1,122)	(200)	(33)
Deferred tax expense
Origination and reversal of temporary differences and tax losses	16,950	—	—
(De)recognition of deferred tax assets	(16,464)	(152)	722
Total deferred tax expense	486	(152)	722
Income tax expense	(636)	(352)	689
Reconciliation of effective tax rate
The following table provides a reconciliation of the statutory income tax rate with the average effective income tax rate in the consolidated statement of profit or loss for the years ended December 31, 2022, 2021 and 2020:

	2022		2021		2020
	(in €‘000)	%	(in €‘000)	%	(in €‘000)	%
Effective tax reconciliation
Loss before income tax	(304,656)		(319,320)		(43,945)
Income tax expense at statutory tax rate	78,601	(25.8)	79,830	(25.0)	10,986	(25.0)
Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions	165	(0.1)	—	—	(39)	0.1
Non-taxable income	7,987	(2.6)	—	—	—	—
Non-deductible expenses	(68,372)	22.4	(74,033)	23.2	(1,784)	4.1
Temporary differences for which no deferred tax is recognized	(2,412)	0.8	(5,997)	1.9	(9,196)	20.8
Adjustments previous year	(64)	—	—	—	—	—
(De)recognition of previously (un)recognized deferred tax assets	(16,464)	5.4	(152)	—	722	(1.6)
Other	(77)	—	—	—	—	—
Effective tax (rate)	(636)	0.2	(352)	0.1	689	(1.6)
29.2. Deferred taxes
Deferred tax assets and liabilities

(in €‘000)	2022	2021
Deferred tax assets	570	4,573
Deferred tax liabilities	—	(3,851)
Balance at January 1	570	722
Movements in deferred tax
Recognition of losses	(87)	(859)
Acquisitions / Divestments	(3,043)	—
Movements of temporary differences	899	974
Recognition of tax credits	—	(267)
Balance at December 31	(1,661)	570
Deferred tax assets	523	570
Deferred tax liabilities	(2,184)	—
Balance at December 31	(1,661)	570
Movements of temporary differences
The following table provides an overview of the movements of temporary differences during the years ended December 31, 2022 and 2021 and where those movements have been recorded: the consolidated statement of profit or loss (“profit or loss”) or directly in equity.

			Recognized in
(in €‘000)	Net balance January 1	Acquisitions / divestments	Profit or loss	Equity	Net balance December 31	DTA	DTL
Movements in 2021
Property, plant and equipment	880	—	(599)	—	281	928	(647)
Intangible assets	(73)	—	73	—	—	—	—
Right-of-use assets	(3,459)	—	(4,010)	—	(7,469)	—	(7,469)
Trade and other receivables	—	—	—	—	—	—	—
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	1,719	—	3,107	—	4,826	4,826	—
Current lease liabilities	482	—	1,224	—	1,706	1,706	—
Provisions	(63)	—	63	—	—	—	—
Trade and other payables	(49)	—	610	—	561	561	—
Net operating losses	859	—	(194)	—	665	665	—
Interest carry forward	426	—	(426)	—	—	—	—
Total	722	—	(152)	—	570	8,686	(8,116)

Set-off of deferred tax balances pursuant to set-off provisions*						(8,116)	8,116
Net deferred tax balances at December 31, 2021						570	—

Movements in 2022
Property, plant and equipment	281	—	245	—	526	981	(455)
Intangible assets	—	(2,242)	460	—	(1,782)	—	(1,782)
Right-of-use assets	(7,469)	(484)	(4,132)	—	(12,085)	—	(12,085)
Trade and other receivables	—	396	53	—	449	449	—
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	4,826	441	4,048	—	9,315	9,315	—
Current lease liabilities	1,706	43	85	—	1,834	1,834	—
Provisions	—	101	8	(2)	107	107	—
Trade and other payables	561	—	(193)	—	368	374	(6)
Investments in equity securities	—	(1,298)	—	328	(970)	—	(970)
Net operating losses	665	—	(88)	—	577	577	—
Interest carry forward	—	—	—	—	—	—	—
Total	570	(3,043)	486	326	(1,661)	13,637	(15,298)

Set-off of deferred tax balances pursuant to set-off provisions*						(13,114)	13,114
Net deferred tax balances at December 31, 2022						523	(2,184)
* Allego N.V. and its wholly-owned Dutch subsidiaries have applied the tax consolidation legislation, which means that these entities are taxed as a single entity. As a consequence, the deferred tax assets and deferred tax liabilities of these entities have been offset in the consolidated financial statements.
Unrecognized deferred tax assets

(in €‘000)	December 31, 2022	December 31, 2021
Tax losses	197,171	132,498
Deductible temporary differences	17,679	—
Tax credits	—	—
Interest carry forward	36,612	16,986
Total	251,462	149,484
Potential tax benefit	65,832	40,313
Interest carry forwards do not expire.
Estimates and assumptions
Refer to Note 3.2.1 for details on estimates and assumptions made with respect to the recognition of deferred tax assets.
Changes to the applicable tax rate (the Netherlands)
On December 21, 2021, changes to the Dutch corporate income tax law were substantively enacted and are effective from January 1, 2022. Unused tax losses available for carry forward do not longer have an expiry date. The carry back period remains one year. However, the amount of unused tax losses available for carry forward without an expiry date has been maximized to 50% of taxable profits for the year in excess of one million euros. The revised carry forward period applies to all tax losses arising as of January 1, 2022, but also to unused tax losses available for carry forward as of that date to the extent that these tax losses have arisen in fiscal years that commenced on or after January 1, 2013.
On December 20, 2022, changes to the Dutch corporate income tax law were substantively enacted and are effective from January 1, 2023.The corporate income tax rate effective from January 1, 2023, will remain 25.8% (2022: increase from 25.0% to 25.8%), for taxable income in excess of €200 thousand (2022: €395 thousand; 2021: €245 thousand). The corporate income tax rate for taxable income up to €200 thousand (2022: €395 thousand, 2021: €245 thousand) increased from 15.0% to 19.0%. Consequently, the relevant deferred tax balances have been remeasured.
Expiration year of loss carryforwards
As at December 31, 2022, the Group had unused tax losses available for carryforward for an amount of €197,171 thousand (December 31, 2021: €132,498 thousand). These unused tax losses do not have an expiry date for all periods presented.
29.3. Fiscal unity for Dutch corporate income tax purposes
Exclusion from the fiscal unity for Dutch corporate income tax purposes
As of June 1, 2018, Allego Holding and its Dutch wholly-owned subsidiaries formed a fiscal unity with Madeleine — Allego Holding’s then immediate parent entity — and Opera Charging B.V. (“Opera”—parent entity of Madeleine) for Dutch corporate income tax purposes. The completion of the SPAC Transaction has resulted in the exclusion of the Company's Dutch wholly-owned subsidiaries from the Dutch corporate income tax fiscal unity headed by Opera. During the year ended December 31, 2021, the Group has prepared and filed a request with the Dutch Tax Authorities (“DTA”) for upfront certainty regarding the consequences of the exclusion from the fiscal unity. This request specifically covers:
•the methodology of determining the carryforward Dutch tax losses allocable to the Company and its Dutch wholly-owned subsidiaries and the carryover of these carryforward Dutch tax losses;
•the non-deductibility of interest in relation to the carryover of carryforward non-deductible interest allocable to the Company and its Dutch wholly-owned subsidiaries;
•the non-applicability of the Dutch restriction for the use of carryforward tax losses/non-deductible interest after a change in control; and
•the non-applicability of the clawback rules following transfers within the Dutch fiscal unity.
The Group submitted the request to the DTA on July 28, 2021. The request, together with the Group’s answers to various follow-up questions, was under review by the DTA for the remainder of the year ended December 31, 2021. The Group has reached an agreement with the DTA on January 18, 2022 on this request. The agreement with the Dutch Tax Authorities mitigates potential discussions on the various tax topics that have been agreed upon. Additionally, the agreement provides the Group with tax certainty regarding the dissolution of the fiscal unity for Dutch corporate income tax purposes headed by Opera and the related Dutch corporate income tax considerations for the year ended December 31, 2018 up to and including the year ended December 31, 2021 and fiscal year 2022 until the moment of exclusion from the fiscal unity. Following the Business Combination consummated on March 16, 2022, Allego NV formed a new fiscal unity with Allego Holding BV, Allego BV, Allego Employment and Allego Innovations BV as the subsidiaries included in the fiscal unity.